EMPLOYEE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2012	2013	2014

Cost of revenues	$16	$11	$1
Research and development expenses	114	67	5
Selling and marketing expenses	82	86	15
General and administrative expenses	4,708	3,814	4,962

Total stock-based compensation expense	$4,920	$3,978	$4,983

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes information regarding outstanding warrants to purchase Sapiens Common shares as of December 31, 2014:

Warrants to Common shares	Weighted average exercise price per share	Warrants exercisable	Exercisable through

11,000	2.00	11,000	May - 15
17,000	2.24	17,000	February - 15

28,000	2.15	28,000

Magic Software Enterprises Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Magic:

A summary of employee option activity under the Magic plans as of December 31, 2014 and changes during the year ended December 31, 2014 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	703,110	$3.16	6.68	$2,298
Granted	155,000	$7.47
Exercised	(115,721)	$1.86
Forfeited	(3,500)	$4.00

Outstanding at December 31, 2014	738,889	$4.26	6.42	$1,248

Exercisable at December 31, 2014	448,639	$2.95	5.03	$1,348

Vested and expected to vest at December 31, 2014	738,889	$4.26	6.42	$1,248

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding as of December 31, 2014, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
0-1	4,000	4.24	$-	4,000	$-
1.01-2	69,200	1.85	$1.20	69,200	$1.20
2.01-3	173,667	4.80	$2.30	173,667	$2.30
3.01-4	252,022	6.12	$3.96	180,522	$3.95
4.01-5	-	-	$-	-	$-
5.01-6	85,000	8.61	$6.00	21,250	$6.00
6.01-7	75,000	9.87	$6.89	-	$-
7.01-8	-	-	$-	-	$-
8.01-9	80,000	9.36	$8.01	-	$-

	738,889	6.42	$4.26	448,639	$2.95

Sapiens [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Sapiens:

i)	A summary of the stock option activities in 2014 is as follows:

	Year ended December 31, 2014
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	3,878,495	$2.57	3.38	$19,949
Granted	340,000	7.61
Exercised	(1,225,368)	1.81
Expired and forfeited	(197,046)	2.85

Outstanding at December 31, 2014	2,796,081	3.49	3.07	10,957

Exercisable at December 31, 2014	1,817,761	$2.27	2.24	$9,277

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding under Sapiens' stock option plans as of December 31, 2014 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2014	Term	price	2014	Exercisable
		(Years)	$		$

0.85-1.45	971,368	0.71	1.33	971,368	1.33
1.63	113,056	4.06	1.63	113,056	1.63
2.09-2.41	121,754	5.81	2.38	121,754	2.38
2.85	208,932	2.97	2.85	208,932	2.85
3.60-3.69	435,805	3.90	3.69	209,152	3.69
3.92	45,166	2.49	3.92	45,166	3.92
4.87-5.00	343,000	4.36	4.91	85,750	4.91
5.40-5.68	90,000	4.55	5.48	22,500	5.48
6.42	100,000	4.85	6.42	33,333	6.42
7.16-7.83	367,000	5.22	7.61	6,750	7.66

	2,796,081	3.07	3.49	1,817,761	2.27

Matrix It Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Matrix:

The following table is a summary of employee option activity as of December 31, 2014, and changes during the year ended December 31, 2014, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	2,025,000	4.29	1.96	1,671
Granted	-	-	-	-
Exercised	1,465,000	4.29
Expired and forfeited	25,000	4.29

Outstanding at December 31, 2014	535,000	3.95	1.0	303

Exercisable at December 31, 2014	535,000	3.95	1.0	303